Note 3 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	March 31,
	2019	2020
	$	$
		(Unaudited)

Office equipment	150	161
Laboratory equipment	114	113
Motor vehicles	23	22
Leasehold improvements	103	103

	390	399
Less: accumulated depreciation	(181)	(196)

Property and equipment, net	209	203

Depreciation expenses for the
three
months ended
March 31, 2019
and
2020
were
$23
and
$15,
respectively.